Intangible Assets, Net (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)
Intangible Assets, Net [Abstract]
Amortization of intangible assets	$ 37,200	$ 4,782	$ 42,500
Impairment loss